Eaton Vance
Tax-Managed Multi-Cap Growth Fund
July 31, 2024 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2024, the value of the Fund’s investment in the Portfolio was $149,118,693 and the Fund owned 55.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Biotechnology — 2.8%
Vertex Pharmaceuticals, Inc.(1)	15,175	$ 7,522,551
		$ 7,522,551
Broadline Retail — 8.5%
Amazon.com, Inc.(1)	122,446	$ 22,894,953
		$ 22,894,953
Building Products — 0.5%
Trex Co., Inc.(1)	15,892	$ 1,329,048
		$ 1,329,048
Capital Markets — 1.1%
S&P Global, Inc.	5,966	$ 2,891,899
		$ 2,891,899
Chemicals — 1.8%
Celanese Corp.	4,789	$ 675,967
Ecolab, Inc.	7,531	1,737,327
Sherwin-Williams Co.	6,570	2,304,756
		$ 4,718,050
Commercial Services & Supplies — 2.0%
Copart, Inc.(1)	49,420	$ 2,586,149
Waste Connections, Inc.	16,156	2,872,052
		$ 5,458,201
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc.(1)	20,442	$ 1,798,078
Performance Food Group Co.(1)	58,516	4,037,604
		$ 5,835,682
Electrical Equipment — 2.2%
AMETEK, Inc.	34,300	$ 5,950,364
		$ 5,950,364
Financial Services — 5.0%
Fiserv, Inc.(1)	13,974	$ 2,285,727
Shift4 Payments, Inc., Class A(1)(2)	13,838	951,916
Visa, Inc., Class A	38,845	10,319,951
		$ 13,557,594
Security	Shares	Value
Food Products — 0.9%
Mondelez International, Inc., Class A	35,144	$ 2,402,092
		$ 2,402,092
Ground Transportation — 2.8%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,441,415
Norfolk Southern Corp.	8,734	2,179,657
Uber Technologies, Inc.(1)	47,387	3,055,040
		$ 7,676,112
Health Care Equipment & Supplies — 2.8%
Intuitive Surgical, Inc.(1)	7,415	$ 3,296,783
Stryker Corp.	12,668	4,148,137
		$ 7,444,920
Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	8,285	$ 4,773,486
		$ 4,773,486
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings, Inc.	735	$ 2,730,532
		$ 2,730,532
Interactive Media & Services — 13.0%
Alphabet, Inc., Class A	71,981	$ 12,347,621
Alphabet, Inc., Class C	74,231	12,853,098
Meta Platforms, Inc., Class A	20,515	9,741,137
		$ 34,941,856
IT Services — 4.6%
Accenture PLC, Class A	7,692	$ 2,543,129
Gartner, Inc.(1)	3,812	1,910,536
GoDaddy, Inc., Class A(1)	44,180	6,425,981
Okta, Inc.(1)	15,035	1,412,388
		$ 12,292,034
Life Sciences Tools & Services — 1.2%
Danaher Corp.	11,868	$ 3,288,385
		$ 3,288,385
Pharmaceuticals — 2.5%
Merck & Co., Inc.	25,398	$ 2,873,276
Zoetis, Inc.	21,452	3,862,218
		$ 6,735,494

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.5%
FirstService Corp.	7,851	$ 1,370,471
		$ 1,370,471
Semiconductors & Semiconductor Equipment — 8.6%
Monolithic Power Systems, Inc.	8,854	$ 7,641,799
NVIDIA Corp.	133,652	15,639,957
		$ 23,281,756
Software — 18.3%
Adobe, Inc.(1)	11,481	$ 6,333,494
Altair Engineering, Inc., Class A(1)	7,902	698,221
Intuit, Inc.	6,414	4,152,103
Microsoft Corp.	74,352	31,105,159
Salesforce, Inc.	27,530	7,124,764
		$ 49,413,741
Specialty Retail — 1.9%
TJX Cos., Inc.	44,664	$ 5,047,925
		$ 5,047,925
Technology Hardware, Storage & Peripherals — 9.6%
Apple, Inc.	116,404	$ 25,851,000
		$ 25,851,000
Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc.(1)	9,325	$ 2,412,005
NIKE, Inc., Class B	19,321	1,446,370
		$ 3,858,375
Security	Shares	Value
Trading Companies & Distributors — 2.4%
United Rentals, Inc.	8,701	$ 6,587,527
		$ 6,587,527
Total Common Stocks (identified cost $73,212,907)		$267,854,048

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%	1,792,177	$ 1,792,177
Total Short-Term Investments (identified cost $1,792,177)		$ 1,792,177
Total Investments — 100.1% (identified cost $75,005,084)		$269,646,225
Other Assets, Less Liabilities — (0.1)%		$ (177,897)
Net Assets — 100.0%		$269,468,328
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2024. The aggregate market value of securities on loan at July 31, 2024 was $942,354 and the total market value of the collateral received by the Portfolio was $963,182, comprised of U.S. government and/or agencies securities.

The Portfolio did not have any open derivative instruments at July 31, 2024.
Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,792,177, which represents 0.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$957,927	$7,322,012	$(6,487,762)	$ —	$ —	$1,792,177	$69,175	1,792,177
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$267,854,048*	$ —	$ —	$267,854,048
Short-Term Investments	1,792,177	—	—	1,792,177
Total Investments	$269,646,225	$ —	$ —	$269,646,225
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.
4